Inventories, net (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories, net
Raw materials	$ 2,626	$ 2,136
Work in process	1,189	995
Finished goods	2,036	1,594
Advances to suppliers	177	155
Total inventory, net	$ 6,028	$ 4,880